Leases - Schedule of Maturities of Operating Lease Liabilities (Detail) $ in Thousands	Mar. 31, 2022 USD ($)
Maturities of operating lease liabilities [Abstract]
2023	$ 12,714
2024	12,672
2025	10,455
2026	9,363
2027	8,680
Thereafter	46,783
Total lease payments	100,667
Less: present value adjustment	(24,996)
Less: tenant improvement allowance	(1,805)
Total	$ 73,866